Shareholder Report, Average Annual Return (Details)	12 Months Ended	46 Months Ended	60 Months Ended	61 Months Ended	73 Months Ended
	Jun. 30, 2025	Jun. 30, 2025 [4]	Jun. 30, 2025	Jun. 30, 2025 [3]	Jun. 30, 2025
TFA Tactical Income Fund (Class I)
Average Annual Return [Line Items]
Average Annual Return, Percent	3.63%		1.57%		0.79%	[1]
Tactical Growth Allocation Fund (Class I)
Average Annual Return [Line Items]
Average Annual Return, Percent	8.68%		8.09%		6.39%	[2]
TFA Quantitative Fund (Class I)
Average Annual Return [Line Items]
Average Annual Return, Percent	4.19%		8.01%	7.98%
TFA AlphaGen Growth Fund (Class I)
Average Annual Return [Line Items]
Average Annual Return, Percent	10.45%	4.57%
Bloomberg Barclays U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.08%		(0.73%)		0.97%	[1]
Morningstar Mod Agg Target Risk TR USD Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.89%		10.30%		9.04%	[2]
Wilshire Liquid Alternative IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	3.34%		3.73%	4.11%	2.95%	[2]
Morningstar Mod Agg Target Risk TR USD Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.75%		12.50%	13.68%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	10.47%	16.63%	17.37%
Morningstar Agg Target Risk TR USD Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.75%	6.62%
S&P Target Risk Growth Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.35%	4.66%

[1]	The Fund commenced operation on June 10, 2019.
[2]	The Fund commenced operation on June 10, 2019.
[3]	The Fund commenced operation on May 18, 2020.
[4]	The Fund commenced operation on August 23, 2021.